UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-05681
                                                                                ND Tax-Free Fund

(Exact name of registrant as specified in charter)

Address of Registrant:                                        1 Main Street North
                                                                                Minot, ND 58703

Name and address of agent for service:           Brenda Sem
                                                                                1 Main Street North
                                                                                Minot, ND 58703

Registrant's telephone number, including area code: (701) 852-5292

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1.    Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the ND Tax-Free Fund, Inc. (the "Fund") for the six months ended June 30, 2005. The Fund's portfolio and related financial statements are presented within for your review.

The central theme of the 1990s economy was its ability to grow without aggravating inflation. Falling interest rate yields, declining unemployment, lack of recessions, a persistently rising stock market and a surplus government budget were a direct outcome of this period. Since inflation continued to decline, interest rates moved lower. The Federal Reserve never had to tighten aggressively since inflationary pressures never became overwhelming.

Today, after more than 20 years of growing without any major inflationary episode, the 10-year Treasury bond yield has languished around 4 percent despite two years of solid real GDP growth, a record-setting surge in oil prices, a 75 percent advance in industrial commodity prices and a booming housing market.

This may also explain why the Federal Reserve has proclaimed it can be "patient" and "measured" in its approach to raising rates, despite the fact they have raised the federal funds target rate from a four-decade low of 1% to 3.25% at the end of June.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, longer-term yields have fallen during the period as the 10-year Treasury bond yield ended the period at 3.92% after beginning the year at 4.30%. This "conundrum" as Federal Reserve Chairman Alan Greenspan refers to it can be attributed to massive Asian and oil producing nations buying dollar denomination assets, i.e. government bonds.

Given our concerns that inflationary trends are growing and the Federal Reserve will continue to be accommodative, our strategy is to focus on bonds with higher coupons, maintaining a lower average maturity life and a short position in U.S. Treasury futures. Although this conservative strategy at times limits the Fund's full participation in market rallies, it preserves principal in market downturns. (As of this writing, interest rates have moved higher as economic reports continue to show growth in the economy).

The ND Tax-Free Fund A shares began the period at $7.56 per share and ended the period at $7.25 per share for a total return of (2.29)% (without sales charge). The ND Tax-Free Fund B shares began the period at $7.56 and ended the period at $7.25 for a total return of (2.58)% (without CDSC). This compares to the Lehman Brothers Municipal Bond Index's return of 2.91% for the period.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Credit quality for the period was AAA 65%, AA 1%, A 8%, BBB 11% and NR 15%.

Income exempt from federal and North Dakota state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at http://www.integrityfunds.com for daily prices along with pertinent fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at http://www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission's ("SEC's") Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR. The annual and semiannual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and the information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also access this information from Integrity's website at http://www.integrityfunds.com.

Terms & Definitions June 30, 2005(Unaudited)

Appreciation
The increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate
The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation
The decrease in value of an asset.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value
The actual (or estimated) price at which a bond trades in the market place.

Maturity
A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

Multiple Classes of Shares
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Quality Ratings
A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2005 (Unaudited)

PERFORMANCE AND COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	65.5%
AA	0.6%
A	8.3%
BBB	10.8%
NR	14.8%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. ("Integrity Money Management"), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

S-School	29.0%
I-Industrial	18.2%
H-Health	17.0%
O-Other	16.8%
T-Transportation	8.2%
C/L-COP/Lease	6.0%
W/S-Water/Sewer	4.8%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

June 30, 2005 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/03/05	Ending Account Value 06/30/05	Expenses Paid During Period*
Actual
Class A	$1,000.00	$977.10	$4.94
Class B	$1,000.00	$974.20	$7.90
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.00	$5.05
Class B	$1,000.00	$1,017.00	$8.07

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A and 1.60% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of (2.29)% for the six-month period of January 3, 2005, to June 30, 2005. Class B's ending account value in the "Actual" section of the table is based on its actual total return of (2.58)% for the six-month period of January 3, 2005, to June 30, 2005.

June 30, 2005 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2005
ND Tax-Free Fund				Since Inception
Class B Shares	1 year	5 year	10 year	(January 3, 1989)
Without CDSC	(3.39)%	1.22%	*N/A	3.55%
With CDSC (4% max)	(7.12)%	1.22%	*N/A	3.55%

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 3, 1989)
	8.24%	6.87%	N/A	7.19%

	For periods ending June 30, 2005
ND Tax-Free Fund				Since Inception
Class A Shares	1 year	5 year	10 year	(January 7, 2000)
Without Sales Charge	(2.82)%	1.70%	N/A	1.97%
With Sales Charge (4.25%)	(6.90)%	0.82%	N/A	1.17%

				Since Inception
Lehman Brothers Municipal Bond Index	1 year	5 year	10 year	(January 7, 2000)
	8.24%	6.87%	N/A	7.11%

*Class B shares are automatically converted to Class A shares after 8 years.

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2005 (Unaudited)

COMPARATIVE INDEX GRAPH(insert here)

Comparison of change in value of a $10,000 investment in the ND Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares			Class A Shares
	ND Tax- Free Fund w/o CDSC	Lehman Brothers Municipal Bond Index		ND Tax-Free Fund w/o Sales Charge	ND Tax-Free Fund w/Max Sales Charge	Lehman Brothers Municipal Bond Index
01/03/1989	$10,000	$10,000	01/07/2000	$10,000	$9,575	$10,000
1989	$10,291	$11,079	2000	$10,867	$10,408	$11,169
1990	$11,109	$11,886	2001	$11,387	$10,905	$11,743
1991	$12,006	$13,330	2002	$11,429	$10,945	$12,870
1992	$12,718	$14,505	2003	$11,486	$11,000	$13,555
1993	$13,529	$16,286	2004	$11,389	$10,908	$14,161
1994	$13,262	$15,444	06/30/05	$11,128	$10,658	$14,572
1995	$14,413	$18,140
1996	$15,367	$18,946
1997	$16,007	$20,689
1998	$16,564	$22,030
1999	$16,380	$21,574
2000	$17,712	$24,098
2001	$18,514	$25,335
2002	$18,496	$27,777
2003	$18,504	$29,244
2004	$18,241	$30,551
06/30/05	$17,770	$31,439

Putting Performance into Perspective

Performance data is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Class B Shares graph does not reflect the deduction of the maximum contingent deferred sales charge (CDSC). Had CDSC been included, performance would have been lower.

The graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in North Dakota municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2005 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the eight series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. Two of the remaining three Directors and/or Officers are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 27th Street NW Minot, ND 58703 84	Director	Since December 1994	Retired; Attorney; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004) Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios and The Integrity Funds (since September 2003); and Director, First Western Bank & Trust (until May 2002).	17	None
Orlin W. Backes 15 2nd Ave., SW Ste. 305 Minot, ND 58701 70	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004) Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc; Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	17	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 57	Director	Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Integrity Managed Portfolios and The Integrity Funds (since May 2003).	17	None

*The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

Directors and officers of the Funds serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Robert E. Walstad 1 Main Street North Minot, ND 58703 60	Director, Chairman, President	Since Inception

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.,; Trustee, Chairman and President (since January 1996), and Treasurer (until May 2004), Integrity Managed Portfolios; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003);Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October to June 2003), ARM Securities Corporation; Director, Chairman, Capital Financial Services, Inc. (since January 2002).

				17	Director, Capital Financial Services, Inc.
**Peter A. Quist 1 Main Street North Minot, ND 58703 71	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.,; Integrity Funds Distributor, Inc., Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 34	Treasurer	Since May 2004	Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since May 2004), Integrity Managed Portfolios and The Integrity Funds.	NA	Minot State University Alumni Association

* The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the eight series of The Integrity Funds.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and/or directors of the Fund's Investment Adviser and Principal Underwriter.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2005 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
NORTH DAKOTA MUNICIPAL BONDS (90.8%)

Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev.	NR/NR	7.000%	06/01/19	$500,000	$502,500
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750	12/01/11	1,000,000	1,026,040
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/15	750,000	765,000
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.625	12/01/15	500,000	520,175
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/23	555,000	596,614
Fargo, ND Parking Rev. Series 2001-A	NR/NR	6.625	11/01/21	100,000	103,000
Fargo, ND Ref. & Impvt. G.O. MBIA	Aaa/AAA	5.000	05/01/28	500,000	524,835
Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/18	500,000	534,590
Grand Forks, ND (Alerus Project) Sales Tax Rev.	Aaa/NR	5.000	12/15/15	500,000	551,970
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/29	1,000,000	1,065,950
Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/12	1,000,000	1,066,930
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/24	100,000	106,489
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/23	630,000	627,266
ND (HFA) Hsg. Finance Program	Aa/NR	6.300	07/01/16	125,000	125,000
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/22	1,220,000	1,305,388
#ND Brd Higher Ed. (Univ. ND Hsg) Rev FGIC	Aaa/AAA	5.000	04/01/32	1,000,000	1,050,680
ND Muni Bond Bank State Revolving Fund	Aaa/NR	4.750	10/01/21	275,000	292,454
#ND Municipal Bond Bank Revolving Fund Program	Aaa/NR	6.250	10/01/14	1,095,000	1,121,302
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/29	1,035,000	1,106,601
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/32	500,000	524,295
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/27	1,000,000	1,054,060
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/12	100,000	102,842
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/13	250,000	259,588
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/14	400,000	413,528
Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/27	2,095,000	2,258,703
*Ward Cnty Health Care (Trinity Medical Center)	NR/BBB+	6.250	07/01/26	2,000,000	2,137,460

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $19,147,387)					$19,743,260

SHORT-TERM SECURITIES (4.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				760,000	$760,000
Goldman Sachs Financial Square Tax-Free Money Market				110,513	110,513
TOTAL SHORT-TERM SECURITIES (COST: $870,513)					$870,513

TOTAL INVESTMENTS IN SECURITIES (COST: $20,017,900)					$20,613,773
OTHER ASSETS LESS LIABILITIES					1,128,653

NET ASSETS					$21,742,426

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Financial Statements June 30, 2005 (Unaudited)

Statement of Assets and Liabilities June 30, 2005

ASSETS
Investments in securities, at value (cost: $20,017,900)	$20,613,773
Securities sales receivable	516,042
Accrued dividends receivable	838
Accrued interest receivable	297,889
Variation margin on futures	433,125
Prepaid expenses	5,785

Total Assets	$21,867,452

LIABILITIES
Dividends payable	$68,800
Accrued expenses	32,223
Disbursements in excess of demand deposit cash	24,003

Total Liabilities	$125,026

NET ASSETS	$21,742,426

Net assets are represented by:
Capital stock outstanding, at par	$2,998
Additional paid-in capital	30,183,019
Accumulated undistributed net realized gain (loss) on investments	(7,936,109)
Accumulated undistributed net realized gain (loss) on futures	(944,122)
Accumulated undistributed net investment income	5
Unrealized appreciation on investments	595,873
Unrealized depreciation on futures	(159,238)
Total amount representing net assets applicable to 2,997,936 outstanding shares of $.001 par value common stock (100,000,000 shares authorized)	$21,742,426

Net Assets Consist of:
Class A	$17,516,255
Class B	$4,226,171
Total Net Assets	$21,742,426

Shares Outstanding:
Class A	2,415,401
Class B	582,535

Net Asset Value per share:
Class A	$7.25
Class A - offering price (based on sales charge of 4.25%)	$7.57
Class B	$7.25

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$616,139
Dividends	10,896
Total Investment Income	$627,035

EXPENSES
Investment advisory fees	$79,807
Distribution fees (12b-1) - Class A	26,813
Distribution fees (12b-1) - Class B	21,631
Transfer agent fees	21,595
Accounting service fees	21,651
Custodian fees	3,875
Professional fees	5,223
Legal fees	2,000
Directors fees	1,469
Reports to shareholders	1,402
Audit fees	2,555
Transfer agent out-of-pockets	2,232
License, fees, and registrations	230
Total Expenses	$190,483
Less expenses waived or absorbed by the Fund's manager	(42,815)
Total Net Expenses	$147,668

NET INVESTMENT INCOME (LOSS)	$479,367

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$66,843
Futures transactions	(965,647)
Net change in unrealized appreciation (depreciation) of investments	(23,671)
Net change in unrealized appreciation (depreciation) of futures	(137,713)
Net Realized and Unrealized Gain (Loss) on Investments and Futures	$(1,060,188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(580,821)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2005

Statement of Changes in Net Assets
For the six months ended June 30, 2005, and the year ended December 31, 2004

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$479,367	$1,382,789
Net realized gain (loss) on investment and futures transactions	(898,804)	(1,068,919)
Net change in unrealized appreciation (depreciation) on investments and futures	(161,384)	(646,365)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(580,821)	$(332,495)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.14 and $.31, respectively)	$(399,827)	$(1,124,461)
Class B ($.12 and $.27, respectively)	(79,535)	(258,014)
Distributions from net realized gain on investment and futures transactions:
Class A ($.00 and $.00, respectively)	0	0
Class B ($.00 and $.00, respectively)	0	0
Total Dividends and Distributions	$(479,362)	$(1,382,475)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$35,799	$419,361
Class B	16,842	226,384
Proceeds from reinvested dividends:
Class A	303,160	817,666
Class B	59,154	189,477
Cost of shares redeemed:
Class A	(7,073,217)	(7,360,030)
Class B	(1,340,386)	(1,786,626)
Exchanges to/from related fund classes:
Class A	481,666	1,252,349
Class B	(481,666)	(1,252,349)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(7,998,648)	$(7,493,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,058,831)	$(9,208,738)

NET ASSETS, BEGINNING OF PERIOD	30,801,257	40,009,995

NET ASSETS, END OF PERIOD	$21,742,426	$30,801,257
Undistributed Net Investment Income	$5	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2005 (Unaudited)

Note 1. ORGANIZATION

ND Tax-Free Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989. The Fund's objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.85% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended December 31, 2004, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Tax-exempt income	$1,382,475	$1,838,579
Ordinary income	0	0
Long-term capital gains	0	0
Total	$1,382,475	$1,838,579

The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2004, totaling $8,002,952, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2005	$1,941,479
2006	589,931
2007	0
2008	756,779
2009	0
2010	1,868,806
2011	1,756,690
2012	1,089,267

For the year ended December 31, 2004, the Fund did not make permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2005, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At June 30, 2005, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of June 30, 2005	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	09/2005	110	$433,125	$(159,238)

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005, there were 100,000,000 shares of $.001 par value authorized; 2,997,936 and 4,074,137 shares were outstanding at June 30, 2005, and December 31, 2004, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004
Shares sold	4,810	54,144	2,252	29,654
Shares issued on reinvestment of dividends	40,533	105,371	7,903	24,398
Shares redeemed	(951,906)	(950,160)	(179,810)	(230,389)
Shares exchanged to Class A	0	0	(64,433)	(161,184)
Shares exchanged from Class B	64,450	161,223	0	0
Net increase (decrease)	(842,113)	(629,422)	(234,088)	(337,521)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, Inc. ("Integrity Funds Distributor"), the Fund's underwriter; and Integrity Fund Services, Inc. ("Integrity Fund Services"), the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. ("Company"), the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $36,992 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. The Fund has a payable to Integrity Money Management of $3,616 at June 30, 2005, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The Investment Adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses for Class B shares were 1.53% for the fiscal year ended December 31, 2004. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses for Class A were 0.93% for the fiscal year ended December 31, 2004.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B currently pays an annual distribution fee of up to 0.85% of the average daily net assets of the class. Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended June 30, 2005, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$26,813	$0
Class B Shares	$21,631	$0

Integrity Fund Services provides shareholder services for a fee that varies according to the size of the Fund and is reimbursed for out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $21,595 of transfer agency fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $3,239 at June 30, 2005, for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $21,651 of accounting service fees for the six months ended June 30, 2005. The Fund has a payable to Integrity Fund Services of $3,457 at June 30, 2005, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $7,269,566 and $16,178,694, respectively, for the six months ended June 30, 2005.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2005, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $20,017,900. The net unrealized appreciation of investments based on the cost was $595,873, which is comprised of $616,616 aggregate gross unrealized appreciation and $20,743 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

Class A Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Period Since Inception (January 7, 2000) Thru December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$7.56	$7.94	$8.25	$8.63	$8.66	$8.38

Income from Investment Operations:
Net investment income	$.14	$.31	$.34	$.41	$.43	$.43
Net realized and unrealized gain (loss) on investment and futures transactions	(.31)	(.38)	(.31)	(.38)	(.03)	.28
Total Income (Loss) From Investment Operations	$(.17)	$(.07)	$.03	$.03	$.40	$.71

Less Distributions:
Dividends from net investment income	$(.14)	$(.31)	$(.34)	$(.41)	$(.43)	$(.43)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.14)	$(.31)	$(.34)	$(.41)	$(.43)	$(.43)

NET ASSET VALUE, END OF PERIOD	$7.25	$7.56	$7.94	$8.25	$8.63	$8.66

Total Return	(4.58)%(A)(C)	(0.84)%(A)	0.50%(A)	0.37%(A)	4.78%(A)	8.67%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$17,516	$24,626	$30,847	$34,463	$32,033	$24,684
Ratio of net expenses (after expense assumption) to average net assets	1.00%(B)(C)	0.93%(B)	0.95%(B)	0.95%(B)	0.95%(B)	0.94%(B)
Ratio of net investment income to average net assets	3.73%(C)	4.05%	4.33%	4.87%	5.01%	5.12%
Portfolio turnover rate	29.42%	10.31%	34.34%	3.14%	2.30%	0.86%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, the Company assumed/waived expenses of $34,612, $76,391, $72,086, $77,910, $60,751, and $39,055, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.32%, 1.22%, 1.17%, 1.18%, 1.16%, and 1.15%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected per share data and ratios for the period indicated

Class B Shares

	For The Six Months Ended June 30, 2005 (Unaudited)	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$7.56	$7.94	$8.25	$8.64	$8.66	$8.40

Income from Investment Operations:
Net investment income	$.12	$.27	$.31	$.38	$.40	$.40
Net realized and unrealized gain (loss) on investment and futures transactions	(.31)	(.38)	(.31)	(.39)	(.02)	.26
Total Income (Loss) From Investment Operations	$(.19)	$(.11)	$.00	$(.01)	$.38	$.66

Less Distributions:
Dividends from net investment income	$(.12)	$(.27)	$(.31)	$(.38)	$(.40)	$(.40)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.12)	$(.27)	$(.31)	$(.38)	$(.40)	$(.40)

NET ASSET VALUE, END OF PERIOD	$7.25	$7.56	$7.94	$8.25	$8.64	$8.66

Total Return	(5.17)%(A)(C)	(1.42)%(A)	0.04%(A)	(0.10)%(A)	4.53%(A)	8.13%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$4,226	$6,176	$9,163	$12,423	$21,052	$31,954
Ratio of net expenses (after expense assumption) to average net assets	1.60%(B)(C)	1.53%(B)	1.40%(B)	1.30%(B)	1.30%(B)	1.30%(B)
Ratio of net investment income to average net assets	3.12%(C)	3.45%	3.90%	4.52%	4.68%	4.80%
Portfolio turnover rate	29.42%	10.31%	34.34%	3.14%	2.30%	0.86%

(A) Excludes contingent deferred sales charge of 4.00%.

(B) During the periods indicated above, the Company assumed/waived expenses of $8,203, $20,264, $37,072, $60,864, $92,939, and $144,913, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.92% 1.82%, 1.74%, 1.68%, 1.67%, and 1.66%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)     Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3)     Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4)     Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5)     Audit Committee of Listed Registrants.

Not applicable

Item 6)     Schedule of Investments.

The Schedule of Investments is included in Item 1 of Form N-CSRS.

Item 7)     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8)     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9)     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10)   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11)   Controls and Procedures.

(a)   Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)   Exhibits.

(a)(1)     The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

(a)(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto.

(a)(3)     Not Applicable.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax-Free Fund

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: August 26, 2005

BY: /s/Brent M. Wheeler
BRENT M. WHEELER
TREASURER

Date: August 26, 2005